Dreyfus
California
Tax Exempt
Money Market Fund
Semi-Annual
Report

September 30, 1995

[LION]

Dreyfus California Tax Exempt Money Market Fund
--------------------------------------------------------------------------
Letter to Shareholders

Dear Shareholder:

  The Federal Reserve Board relaxed its policy of monetary restraint in July 1995 when it modestly lowered the Fed Funds rate. This reduction ended the upward pressure on short-term rates that had prevailed since the beginning of 1994. The Fed's restraint had been based on concern about a resurgence of inflation, given the strong economic news then prevailing. But in July, reports indicated a significant weakening trend in the economy. The July reduction in the Fed Funds rate signaled that economic growth issues outweighed, for a time, Federal Reserve fears of a resurgence of inflation. The Fed's easing was limited to a lowering of the Fed Funds rate by 25 basis points; the discount rate remained at 5.25% -- its level for most of 1995. For its semi-annual reporting period ended September 30, 1995, your Fund provided an annualized yield of 3.17%. For investors in California's highest income tax bracket, this equates to a taxable equivalent yield of 5.90%.* Income dividends of approximately $.016 per share were paid during the period. Reinvesting these dividends and calculating the effect of this compounding resulted in an annualized effective yield of 3.21%.** These dividends were exempt from Federal and California personal income taxes, although some income may be subject to the Federal Alternative Minimum Tax (AMT) for certain shareholders.

THE ECONOMY

  The Fed easing was triggered by concern about the weakening economy. Economic reports indicated flagging home and auto sales, and a decline in new home construction from earlier this year. Furthermore, rising business inventories (a frequent harbinger of a business slowdown) and weakening retail sales lent additional credibility to the case for easier credit conditions. By midyear, jobless claims were also on the rise. More recently, however, some indicators have reflected economic strength. Inflation is moderate, but various sectors of the economy such as consumer spending and housing appear to be picking up. It is expected that the stronger numbers will forestall any immediate easing by the Federal Reserve Board. Nevertheless, one should not rule out the possibility of another Fed move before year-end.

MARKET ENVIRONMENT

  While market fundamentals do affect the short-term municipal market, the overriding influence continues to be market technicals (i.e., supply/demand). Since the rates on those securities in the portfolio that provide the highest degree of liquidity (1-day and 7-day demand notes) are adjusted on a daily or weekly basis, your Fund's yield reflects these rapid adjustments and fluctuates accordingly. One example of these seasonal adjustments occurred in late June and early July as demand exceeded supply, and short-term yields on municipal issues dropped accordingly. Apart from seasonal considerations, monthly technicals can also occur, resulting in temporary declines in yields. Available supply evaporates quickly as interest payments and proceeds of bond maturities flow into money market funds during the first days of each month. Primarily for these reasons, the yields of municipal money market funds tend to seesaw during these time periods. In yet another example of seasonal influences, the coming weeks may provide a window of opportunity, as year-end technicals are expected to temporarily soften short-term rates.

THE PORTFOLIO

  In the wake of the Orange County, California bankruptcy filing in December 1994, we continue to be even more vigilant in using our credit research facilities to locate those credits that meet our high internal standards and that can provide your Fund with attractive returns. Since the time of our last reporting, many California issuers returned to the short-term market with their summer financings. This additional supply did not weaken the entire market of California notes. The scarcity of high quality California-exempt issuers created a two-tiered California market consisting of high quality issues trading at a premium and less marketable credits trading on a par with general market notes or at a discount. Given our focus on superior credit quality and our strict disclosure requirements, many of your Fund's holdings have sacrificed some yield in favor of quality. Yet, on an after-tax basis, the securities in the portfolio have continued to generate an attractive return to the high-income California investor. Given the potential for temporary market weakness in December, we anticipate extending your Fund's average maturity, when advantageous, in expectation of a decline in yields after the New Year. Our primary tasks -- to preserve principal, to invest in those issues that meet our high quality standards, and to maintain a balance of income and liquidity consistent with our conservative management philosophy -- continue to guide our portfolio management decisions.

  Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative. Please know that we appreciate greatly your continued confidence in the Fund and in Dreyfus.

                                       Very truly yours,


                                       /s/ Richard J. Moynihan
                                       Richard J. Moynihan
                                       Director, Municipal Portfolio Management
                                       The Dreyfus Corporation
October 9, 1995
New York, N.Y.

* Tax equivalency includes highest combined Federal and California State tax rate, after giving effect to the State tax benefit (46.24%).

** Annualized effective yield is based upon dividends declared daily and reinvested monthly.

Dreyfus California Tax Exempt Money Market Fund
-----------------------------------------------------------------------------
Statement of Investments                      September 30, 1995 (Unaudited)

                                                                                            Principal
Tax Exempt Investments--100.0%                                                               Amount                Value
--------------------------------------------------------------------------------------  ------------------  ------------------
California--96.6%
Alameda County, MFMR, Refunding, VRDN (Quail Run Apartments)
  4.20%, Series A (LOC; FNMA) (a,b) ..................................................     $  1,000,000       $  1,000,000
City of Anaheim, COP, VRDN, Refunding
  4.10% (Insured; AMBAC and Liquidity; Industrial Bank of Japan) (a) .................        3,100,000          3,100,000
Burbank Redevelopment Agency, MFHR, VRDN
  4.20%, Series A (LOC; Coast Savings and Loan Association) (a,b) ....................       10,400,000         10,400,000
California Health Facilities Financing Authority, Revenue, VRDN:
  (Catholic Health Care) 4.15%, Series B (Insured; MBIA) (a) .........................        7,600,000          7,600,000
  (Pooled Loan Program) 4.10%, Series A (LOC; Sanwa Bank) (a,b) ......................        6,400,000          6,400,000
  (Pooled Program) 4.10% (LOC; Swiss Bank Corp.) (a,b) ...............................        1,100,000          1,100,000
  (Scripps Memorial Hospital) 4.10%, Series A
    (Insured; MBIA and LOC; Morgan Guaranty Trust Co.) (a,b) .........................        5,000,000          5,000,000
California Housing Finance Agency, Home Mortgage Revenue
  4.60%, Series E, 2/1/96 (GIC; FGIC Capital Markets) ................................        3,740,000          3,740,000
California Pollution Control Financing Authority:
  PCR:
    CP:
      Refunding (Pacific Gas and Electric):
        3.75%, Series E, 10/12/95 (LOC; Morgan Guaranty Trust Co.) (b) ...............        3,000,000          3,000,000
        3.80%, Series F, 10/13/95 (LOC; Banque Nationale de Paris) (b) ...............       10,000,000         10,000,000
        3.65%, Series A, 10/25/95 (LOC; Swiss Bank Corp.) (b) ........................        8,000,000          8,000,000
      (Southern California Edison)
        3.75%, 11/16/95 (Corporate Guaranty; Southern California Edison) .............        3,000,000          3,000,000
    (San Diego Gas and Electric)
      4%, 9/1/96 (Corporate Guaranty; San Diego Gas and Electric).....................        4,000,000          4,000,000
    VRDN (Wadhan Energy) 4.45%, Series C (LOC; Banque Paribas) (a,b)..................        1,500,000          1,500,000
  RRR, VRDN:
    (Delano Project) 4.50% (LOC; ABN-Amro Bank) (a,b).................................       12,700,000         12,700,000
    Refunding:
      (Ultrapower-Malaga) 4.55%, Series A (LOC; Bank of America) (a,b)................        2,400,000          2,400,000
      (Ultrapower-Rocklin) 4.55%, Series B (LOC; Bank of America) (a,b)...............        6,100,000          6,100,000
California School Cash Reserve Program Authority, Notes
  4.75%, 7/3/96 (LOC; Industrial Bank of Japan and Surety Bond; MBIA) (b).............        6,000,000          6,043,584
California Statewide Communities Development Authority,
  Apartment Development Revenue, VRDN, Refunding (Subseries A-1)
  4.10% (Corporate Guaranty; FNMA) (a)................................................        7,000,000          7,000,000
California Statewide Communities Development Corporation, Revenue,
  Industrial Revenue, VRDN (Howard) 4.45%, Series B (LOC; Sanwa Bank) (a,b)...........        3,500,000          3,500,000
Contra Costa County, TRAN 4.50%, 7/3/96 ..............................................        7,000,000          7,043,258
City of Fontana, MFMR, VRDN (Oakrest Apartments Project)
  4.20% (Corporate Guaranty; FNMA) (a)................................................        7,900,000          7,900,000
Garden Grove Housing Authority, MFHR, VRDN (Valley View-Senior Villas Project)
  4.50%, Series A (LOC; Wells Fargo Bank) (a,b).......................................        1,200,000          1,200,000
Golden Empire Schools Financing Authority, VRDN, Refunding
  (Golden Empire Project) 4.15%, Series B
  (LOC: Canadian Imperial Bank Corp. and National Westminster Bank) (a,b).............        5,500,000          5,500,000


Dreyfus California Tax Exempt Money Market Fund
-----------------------------------------------------------------------------
Statement of Investments (continued)          September 30, 1995 (Unaudited)

                                                                                            Principal
Tax Exempt Investments (continued)                                                            Amount             Value
------------------------------------------------------------------------------------   ------------------  ------------------
California (continued)
Kern County, COP, VRDN (Kern Public Facilities Project)
  4.15% (LOC; Sanwa Bank) (a,b).......................................................     $  7,955,000       $  7,955,000
City of Livermore, MFMR, VRDN (Paseo Apartments Project)
  4.20%, Series A (Corporate Guaranty; FNMA) (a) .....................................        9,700,000          9,700,000
Los Angeles County, TRAN 4.50%, Series A, 7/1/96
  (LOC: Credit Suisse, Morgan Guaranty Trust Co., Union Bank of Switzerland
  and West Duetche Landesbank) (b)....................................................       12,800,000         12,869,924
Los Angeles County Housing Authority, MFHR, VRDN
  (Canyon Country Villas Project)
  4.30%, Series H (LOC; Industrial Bank of Japan) (a,b) ..............................        3,000,000          3,000,000
Los Angeles County Industrial Development Authority, IDR, Refunding, VRDN
  (Kransco Project) 4.40% (LOC; Harris Trust and Savings Bank) (a,b)..................        1,650,000          1,650,000
Los Angeles County Metropolitan Transportation Authority,
  Sales Tax Revenue, Refunding, VRDN (Prop C-Second Series)
  3.60%, Series A (Insured; MBIA and SBPA; Industrial Bank of Japan) (a)..............        7,100,000          7,100,000
Los Angeles Unified School District, TRAN 4.50%, 7/3/96...............................        5,000,000          5,029,079
City of Oceanside, MFMR, VRDN (Riverview Springs Apartments)
  4.55%, Series A (LOC; Bank of Tokyo) (a,b)..........................................        3,200,000          3,200,000
City of Pleasant Hill, MFMR, VRDN (Brookside Apartments Project)
  4.20%, Series A (Corporate Guaranty; FNMA) (a)......................................        2,600,000          2,600,000
Riverside County Housing Authority, MFHR, VRDN
  (Victoria Springs Apartments Project) 4.20% (LOC; Bank of America) (a,b)............        6,300,000          6,300,000
Sacramento County, MFHR, VRDN:
  4.35%, Series A (LOC; Dai-Ichi Kangyo Bank) (a,b)...................................        7,900,000          7,900,000
  4.35%, Series C (LOC; Dai-Ichi Kangyo Bank) (a,b)...................................        8,000,000          8,000,000
Sacramento County Housing Authority, MFHR, VRDN
  (Stone Creek Apartments Project)
  4.40%, Series L (LOC; First Interstate Bank of California) (a,b)....................        2,400,000          2,400,000
San Bernardino County, Multi-Family Revenue, VRDN
  (Woodview Apartments Project)
  3.75%, Series I (LOC; Bank of America) (a,b)........................................        5,300,000          5,300,000
San Diego Housing Authority, MFHR, VRDN (Market Street Square Project)
  4.40%, Series G (LOC; Barclays Bank) (a,b)..........................................        1,000,000          1,000,000
City and County of San Francisco Redevelopment Finance Authority, VRDN
  (Yerba-Buena Gardens) 4.35% (LOC; Bank of Tokyo) (a,b)..............................        5,110,000          5,110,000
San Joaquin County, TRAN 4.75%, 10/18/95..............................................        5,000,000          5,001,341
City of San Jose, MFHR, VRDN (Fox Chase) 4.35%, Series B (Insured; FGIC) (a)..........        7,600,000          7,600,000
City of Santa Clara, Electric Revenue, VRDN
  4.15%, Series B (LOC; National Westminster Bank) (a,b)..............................        3,205,000          3,205,000
Simi Valley, MFHR, Refunding, VRDN (Creekside Village)
  3.75%, Series A (LOC; Bank of America) (a,b)........................................        4,900,000          4,900,000
South Coast Local Educational Agency, Pooled Transportation Notes 5%, 8/14/96.........        7,000,000          7,029,090
Southern California Public Power Authority, Transmission Project Revenue,
  Refunding, VRDN (Southern Transmission) 4%
  (Insured; AMBAC and LOC; Swiss Bank Corp.) (a,b)....................................        8,000,000          8,000,000


Dreyfus California Tax Exempt Money Market Fund
-------------------------------------------------------------------------
Statement of Investments (continued)     September 30, 1995 (Unaudited)

                                                                                            Principal
Tax Exempt Investments (continued)                                                            Amount             Value
------------------------------------------------------------------------------------   ------------------  ------------------
U.S. Related--3.4%
Commonwealth of Puerto Rico Government Development Bank,
  CP 3.30%, 10/6/95...................................................................     $  9,000,000       $  9,000,000
                                                                                                            --------------
TOTAL INVESTMENTS (cost $261,076,276)                                                                         $261,076,276
                                                                                                            --------------
                                                                                                            --------------




Summary of Abbreviations
------------------------------------------------------------------------------------------------------
AMBAC      American Municipal Bond Assurance Corporation       MBIA  Municipal Bond Investors Assurance
COP        Certificate of Participation                              Insurance Corporation
CP         Commercial Paper                                    MFHR  Multi-Family Housing Revenue
FGIC       Financial Guaranty Insurance Company                MFMR  Multi-Family Mortgage Revenue
FNMA       Federal National Mortgage Association               PCR   Pollution Control Revenue
GIC        Guaranteed Investment Contract                      RRR   Resources Recovery Revenue
IDR        Industrial Development Revenue                      SBPA  Standby Bond Purchase Agreement
LOC        Letter of Credit                                    TRAN  Tax and Revenue Anticipation Notes
                                                               VRDN  Variable Rate Demand Notes



Summary of Combined Ratings
------------------------------------------------------------------------------------------------------
Fitch (c)         or         Moody's          or       Standard & Poor's         Percentage of Value

F1+/F1                      VMIG1/MIG1, P1 (d)         SP1+/SP1, A1+/A1 (d)              98.5%
AAA/AA (e)                  Aaa/Aa (e)                 AAA/AA (e)                         1.5
                                                                                        ------
                                                                                        100.0%
                                                                                        ------

Notes to Statement of Investments:

(a) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.

(b) Secured by letters of credit. At September 30, 1995, 62.4% of the Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks and government agencies.

(c) Fitch currently provides creditworthiness information for a limited number of investments.

(d) P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.

(e) Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.

(f) At September 30, 1995, the Fund had $98,250,000 (37.2% of net assets) invested in securities whose payment of principal and interest is dependent upon revenues generated from housing projects.



See independent accountants' review report and notes to financial statements.

Dreyfus California Tax Exempt Money Market Fund
-----------------------------------------------------------------------
Statement of Assets and Liabilities       September 30, 1995 (Unaudited)


ASSETS:
  Investments in securities, at value--Note 1(a)..................                            $261,076,276
  Cash ...........................................................                               1,715,822
  Interest receivable ............................................                               1,419,145
  Prepaid expenses ...............................................                                  42,608
                                                                                              ------------
                                                                                               264,253,851
LIABILITIES:
  Due to The Dreyfus Corporation .................................         $108,888
  Accrued expenses ...............................................           80,112                189,000
                                                                          ---------           ------------
NET ASSETS .......................................................                            $264,064,851
                                                                                              ------------
                                                                                              ------------
REPRESENTED BY:
  Paid-in capital ................................................                            $264,237,673
  Accumulated net realized (loss) on investments .................                                (172,822)
                                                                                              ------------
NET ASSETS at value applicable to 264,237,673 outstanding shares of
  Beneficial Interest, equivalent to $1.00 per share (unlimited
  number of $.01 par value shares authorized) ....................                            $264,064,851
                                                                                              ------------
                                                                                              ------------

See independent accountants' review report and notes to financial statements.


Dreyfus California Tax Exempt Money Market Fund
-----------------------------------------------------------------------
Statement of Operations        six months ended September 30, 1995 (Unaudited)



INVESTMENT INCOME:
  Interest Income ................................................                            $5,084,124
  Expenses:
    Management fee--Note 2(a).....................................       $666,568
    Shareholder servicing costs--Note 2(b)........................        102,177
    Professional fees ............................................         28,963
    Custodian fees ...............................................         14,702
    Trustees' fees and expenses--Note 2(c)........................         14,447
    Registration fees ............................................         12,270
    Prospectus and shareholders' reports .........................          6,141
    Miscellaneous ................................................          5,083
                                                                         --------
      Total Expenses                                                                             850,351
                                                                                              ----------
INVESTMENT INCOME--NET............................................                             4,233,773
NET REALIZED (LOSS) ON INVESTMENTS--Note 1(b).....................                                (6,581)
                                                                                              -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............                            $4,227,192
                                                                                              -----------
                                                                                              -----------

See independent accountants' review report and notes to financial statements.

Dreyfus California Tax Exempt Money Market Fund
----------------------------------------------------------------------------
Statement of Changes in Net Assets

                                                                              Year Ended     Six Months Ended
                                                                               March 31,    September 30, 1995
                                                                                 1995           (Unaudited)
                                                                          ----------------  ----------------
OPERATIONS:
  Investment income--net..............................................        $  7,621,893      $  4,233,773
  Net realized gain (loss) on investments.............................              23,305            (6,581)
                                                                          ----------------  ----------------
    Net Increase In Net Assets Resulting From Operations..............           7,645,198         4,227,192
                                                                          ----------------  ----------------
DIVIDENDS TO SHAREHOLDERS FROM;
  Investment income--net..............................................          (7,621,893)       (4,233,773)
                                                                          ----------------  ----------------
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
  Net proceeds from shares sold.......................................         594,800,158       267,254,840
  Dividends reinvested ...............................................           4,899,842         2,644,234
  Cost of shares redeemed.............................................        (637,586,541)     (287,591,211)
                                                                          ----------------  ----------------
    (Decrease) In Net Assets From
      Beneficial Interest Transactions................................         (37,886,541)      (17,692,137)
                                                                          ----------------  ----------------
        Total (Decrease) In Net Assets................................         (37,863,236)      (17,698,718)
NET ASSETS:
  Beginning of period.................................................         319,626,805       281,763,569
                                                                          ----------------  ----------------
  End of period ......................................................        $281,763,569      $264,064,851
                                                                          ----------------  ----------------
                                                                          ----------------  ----------------

See independent accountants' review report and notes to financial statements.

Dreyfus California Tax Exempt Money Market Fund
--------------------------------------------------------------------------
Financial Highlights

Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                            Six
                                                                                                        Months Ended
                                                            Year Ended March 31,                    September 30,1995
PER SHARE DATA:                             1991        1992         1993        1994         1995      (Unaudited)
                                       ----------   ----------   ----------   ----------   ----------   ----------
  Net asset value, beginning of
    period.......................         $ .9996      $ .9994      $ .9993      $ .9996      $ .9994      $ .9994
                                       ----------   ----------   ----------   ----------   ----------   ----------
  Investment Operations:
  Investment income--net.........           .0492        .0352        .0235        .0192        .0257        .0159
  Net realized and unrealized gain
    (loss) on investments .......          (.0002)      (.0001)       .0003       (.0002)        --         (.0001)
                                       ----------   ----------   ----------   ----------   ----------   ----------
      Total from Investment
        Operations...............           .0490        .0351        .0238        .0190        .0257        .0158
                                       ----------   ----------   ----------   ----------   ----------   ----------
  Distributions;
  Dividends from investment
    income--net..................          (.0492)      (.0352)      (.0235)      (.0192)      (.0257)      (.0159)
                                       ----------   ----------   ----------   ----------   ----------   ----------
  Net asset value, end of period.         $ .9994      $ .9993      $ .9996      $ .9994      $ .9994      $ .9993
                                       ----------   ----------   ----------   ----------   ----------   ----------
                                       ----------   ----------   ----------   ----------   ----------   ----------
TOTAL INVESTMENT RETURN..........            5.04%        3.58%        2.38%        1.94%        2.60%        3.19%*

RATIOS/SUPPLEMENTAL DATA:
  Ratio of expenses to average
    net assets...................             .61%         .66%         .65%         .65%         .64%         .64%*
  Ratio of net investment income to
    average net assets...........            4.93%        3.53%        2.34%        1.92%        2.56%        3.17%*
  Net Assets, end of period
    (000's Omitted)..............        $351,643     $322,255     $316,344     $319,627     $281,764     $264,065


-----------------
* Annualized.



See independent accountants' review report and notes to financial statements.

Dreyfus California Tax Exempt Money Market Fund
---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

  The Fund is registered under the Investment Company Act of 1940 ("Act") as a diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc., the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.

  It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.

  (a) Portfolio valuation: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.

  (b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.

  The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.

  (c) Dividends to shareholders: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.

  (d) Federal income taxes: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

  The Fund has an unused capital loss carryover of approximately $166,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to March 31, 1995. If not applied, $2,000 of the carryover expires in fiscal 1996, $44,000 expires in fiscal 1998, $7,000 expires in fiscal 1999, $65,000 expires in fiscal 2000, $21,000 expires in fiscal 2002 and $27,000 expires in fiscal 2003.

  At September 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Dreyfus California Tax Exempt Money Market Fund
---------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited) (continued)

NOTE 2--Management Fee and Other Transactions With Affiliates:

  (a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the average daily value of the Fund's net assets and is payable monthly.

  The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1-1/2% of the average value of the Fund's net assets for any full fiscal year. There was no expense reimbursement for the six months ended September 30, 1995.

  (b) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended September 30, 1995, the Fund was charged an aggregate of $46,070 pursuant to the Shareholder Services Plan.

  (c) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation and the Director Emeritus receives 50% of such compensation.

Dreyfus California Tax Exempt Money Market Fund
------------------------------------------------------------------------
Review Report of Ernst & Young LLP, Independent Accountants



Shareholders and Board of Trustees
Dreyfus California Tax Exempt Money Market Fund

  We have reviewed the accompanying statement of assets and liabilities of Dreyfus California Tax Exempt Money Market Fund, including the statement of investments, as of September 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended September 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.

  We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.

  Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.

  We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended March 31, 1995 and financial highlights for each of the five years in the period ended March 31, 1995 and in our report dated May 2, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

                                                  Ernst & Young LLP
New York, New York
November 6, 1995

[D-lion logo]
Dreyfus California Tax Exempt
Money Market Fund
200 Park Avenue
New York, NY 10166

Manager
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166

Custodian
The Bank of New York
90 Washington Street
New York, NY 10286

Transfer Agent &
Dividend Disbursing Agent
The Shareholder Services Group, Inc.
P.O. Box 9671
Providence, RI 02940



Further information is contained
in the Prospectus, which must
precede or accompany this report.


Printed in U.S.A.  357SA959